CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Unbilled receivables	$ 104,043	$ 109,475	$ 109,194
Notes payable, plus accrued interest	$ 19,904	$ 16,458
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common stock, shares issued (in shares)	7,989,065	4,910,815	4,151,542
Common stock, shares outstanding (in shares)	7,972,244	4,854,302	4,095,029
Treasury stock, at cost, shares held (in shares)	16,821	56,513	56,513